INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	$ (195.8)	$ (166.3)
Deferred tax expense (income) recognised in profit or loss	35.7	(26.4)
Income tax relating to components of other comprehensive income	11.7	(7.7)
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.4
Increase (decrease) through business combinations, deferred tax liability (asset)	(3.9)	6.7
Increase (decrease) through net exchange differences, deferred tax liability (asset)	5.1	(2.5)
Deferred tax liability (asset), end	(147.2)	(195.8)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	50.5	49.4
Deferred tax expense (income) recognised in profit or loss	(5.4)	0.6
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.4
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.6	0.1
Deferred tax liability (asset), end	45.7	50.5
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(84.1)	(74.1)
Deferred tax expense (income) recognised in profit or loss	12.5	(3.0)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(14.5)	(7.1)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1.7)	0.1
Deferred tax liability (asset), end	(87.8)	(84.1)
Amounts not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	48.5	34.3
Deferred tax expense (income) recognised in profit or loss	(6.4)	14.0
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	5.9	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.4)	0.2
Deferred tax liability (asset), end	47.6	48.5
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	25.8	25.4
Deferred tax expense (income) recognised in profit or loss	(6.1)	(10.2)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.3	10.5
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.3	0.1
Deferred tax liability (asset), end	20.3	25.8
Tax benefit carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	6.0	5.7
Deferred tax expense (income) recognised in profit or loss	(2.8)	0.2
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.1)	0.1
Deferred tax liability (asset), end	3.1	6.0
Unclaimed research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	20.2	24.1
Deferred tax expense (income) recognised in profit or loss	17.2	(3.9)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	37.4	20.2
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(60.0)	(56.7)
Deferred tax expense (income) recognised in profit or loss	(4.6)	(3.3)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	(64.6)	(60.0)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(148.9)	(131.6)
Deferred tax expense (income) recognised in profit or loss	33.1	(17.5)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	4.5	3.3
Increase (decrease) through net exchange differences, deferred tax liability (asset)	6.7	(3.1)
Deferred tax liability (asset), end	(104.6)	(148.9)
Unrealized (gains) losses on foreign exchange
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(16.0)	(16.1)
Deferred tax expense (income) recognised in profit or loss	1.0	(1.3)
Income tax relating to components of other comprehensive income	1.3	1.5
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(0.1)	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.1)	(0.1)
Deferred tax liability (asset), end	(13.9)	(16.0)
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(3.0)	(1.0)
Deferred tax expense (income) recognised in profit or loss	1.3	2.1
Income tax relating to components of other comprehensive income	1.5	(4.1)
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.1)	0.0
Deferred tax liability (asset), end	(0.3)	(3.0)
Government participation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(27.4)	(24.9)
Deferred tax expense (income) recognised in profit or loss	0.1	(2.5)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	(27.3)	(27.4)
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	39.6	41.7
Deferred tax expense (income) recognised in profit or loss	3.1	3.1
Income tax relating to components of other comprehensive income	8.9	(5.1)
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	(0.1)
Deferred tax liability (asset), end	51.6	39.6
Percentage-of-completion versus completed contract
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(45.4)	(40.6)
Deferred tax expense (income) recognised in profit or loss	(7.1)	(5.0)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.1)	0.2
Deferred tax liability (asset), end	(52.6)	(45.4)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(1.6)	(1.9)
Deferred tax expense (income) recognised in profit or loss	(0.2)	0.3
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through discontinued operation and transferred from assets held for sale	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	$ (1.8)	$ (1.6)